PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Deposits
PREPAID EXPENSES AND DEPOSITS

5. PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expenses to vendors of $6,932 (2021 - $35,949), prepaid business insurance of $11,299 (2021 - $6,518) and security deposits of $12,000 (2021 - $12,000).

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(Expressed in Canadian Dollars)